Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 4,115,985	$ 3,208,092
Restricted cash, current	1,998,452	655,739
Trade accounts receivable, net	1,479,282	1,432,114
Other receivables	1,609,099	870,415
Inventories	1,645,209	1,291,279
Prepaid expenses	319,559	172,398
Vessel held for sale	4,914,782	2,814,046
Total current assets	16,082,368	10,444,083
Long-term assets:
Vessels, net	134,111,715	105,584,633
Advances for vessels under construction and vessel acquisition deposits	5,051,211	17,753,737
Long-term assets
Restricted cash	7,084,267	5,484,268
Deferred charges, net		426,783
Other investment		4,000,000
Total assets	162,329,561	143,693,504
Current liabilities
Long-term bank loans, current portion	12,170,528	5,549,218
Loan from related party		2,000,000
Trade accounts payable	1,869,441	1,864,263
Accrued expenses	2,154,137	1,312,293
Deferred revenues	879,916	437,322
Due to related companies	1,280,577	11,539
Derivatives	177,998
Total current liabilities	18,532,597	11,174,635
Long-term liabilities
Long-term bank loans, net of current portion	60,175,276	44,366,976
Derivatives	16,631	240,181
Vessel profit participation liability	1,297,100
Total long-term liabilities	61,489,007	44,607,157
Total liabilities	80,021,604	55,781,792
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 35,505 and 37,314 issued and outstanding, respectively)	35,613,759	33,804,948
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 10,876,112 and 11,274,126 issued and outstanding)	338,230	326,283
Additional paid-in capital	284,236,597	283,757,739
Accumulated deficit	(237,880,629)	(229,977,258)
Total shareholders’ equity	46,694,198	54,106,764
Total liabilities, mezzanine equity and shareholders’ equity	$ 162,329,561	$ 143,693,504